Legal and Regulatory Matters - Brazilian Regulation (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) educational_institution	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Revenues	$ 951,189	$ 818,601	$ 1,017,108	$ 598,978	$ 894,416	$ 770,833	$ 978,493	$ 658,122	$ 3,385,876	$ 3,301,864	$ 3,399,774
Brazil
Loss Contingencies [Line Items]
Number of postsecondary educational institutions (educational institution) | educational_institution									13
Percentage of students enrolled in government programs									16.00%
Percentage of funds received									24.00%
Revenues									$ 765,358	690,377	672,372
Grant | Brazil
Loss Contingencies [Line Items]
Revenues									$ 115,200	$ 83,900	$ 55,000